Other Charges (Recoveries) - Schedule of Charges (Recoveries) (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Analysis of income and expense [abstract]
Restructuring charges		$ 25.8	$ 37.9	$ 35.4
Losses on pension and non-pension post-employment benefit plans	$ 63.3	0.0	4.1	0.0
Transition Costs (Recoveries)		0.0	(95.8)	13.2
Credit Facility-related charges		0.0	2.0	1.2
Acquisition Costs and other		(2.3)	1.9	11.2
Other expense		$ 23.5	$ (49.9)	$ 61.0